SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

In accordance with ASC 855, management reviewed all material events through November 15, 2021, for these financial statements and there are no material subsequent events to report, except as follows:

In November, 2021, following the approval of the Company’s Board of Directors and holders of a majority the Company’s voting stock, the Company filed an amendment to its Articles of Incorporation increasing the Company’s authorized shares of Common Stock to 25 billion from 6 billion.  Thereafter, on November 10, 2021, following the approval of the Board of Directors of the Company, the Company effected a 1-for-500 reverse split of the both the Company’s authorized and outstanding shares of Common Stock, by filing a Certificate of Change with the Nevada Secretary of State under Section 78.209 of the Nevada Revised Statutes.  Following the stock split, the Company’s authorized common stock was reduced to 50,000,000 shares, and the Company had outstanding approximately 2,452,348 shares of Common Stock. No fractional shares will be issued, and no cash or other consideration will be paid, in connection with the reverse stock split. Instead, the Company will issue one whole share of the post-Reverse Stock Split Common Stock to any stockholder who otherwise would have received a fractional share as a result of the reverse stock split. All share references have been restated for this reverse split to the earliest period presented.

NOTE 9 – SUBSEQUENT EVENTS

On January 8, 2021 shares of common stock were issued to CMH in satisfaction of a $50,000 payment owed to CMH under the Patent Purchase Agreement, dated May 17, 2017, as amended on November 14, 2017, between us, our wholly-owned subsidiary StemSpine, LLC, and CMH. Pursuant to the Patent Agreement, the number of shares issued was calculated based on a 30% discount to the closing trading price of the common stock of $.0016 on December 9, 2020.

In February 2020, we completed the sale of two 10% Original Issue Discount Senior Convertible Notes to two institutional investors pursuant to a Securities Purchase Agreement between the Company and the investors. The transactions were effected pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended and Rule 506(b) promulgated thereunder. Pursuant to the Purchase Agreements, for an aggregate purchase price of $144,500, the Investors purchased the notes in the aggregate principal amount of $157.150. The notes mature in February, 2021, bear interest at a rate of 8% per annum, and are convertible into shares of the Company’s common stock at a conversion prices ranging from to 60% to 61% of the average of the two lowest traded price of the Company’s common stock during the 15 trading days preceding the applicable conversion date.

On February 12, 2021, we completed the sale to an institutional investor 350,000 shares of the our newly designated Series B Preferred Stock pursuant to a Securities Purchase Agreement between the Company and the Purchaser for an aggregate purchase price of $350,000. In addition, pursuant to the Purchase Agreement, we issued the Purchaser 3,000 shares of our Common Stock as “Commitment Shares” for entering into the transaction. The transaction was effected pursuant to Secti  on 4(a)(2) of the Securities Act of 1933, as amended and Rule 506 of regulation (b) promulgated thereunder.

Each share of Series B Preferred Stock has a Stated Value of $1,200.00 and is convertible into Common Stock at a conversion price equal to $25. The conversion price of the Series B Preferred Stock is subject to equitable adjustment in the event of a stock split, stock dividend or similar event with respect to the Common Stock, and will be reduced to $17.50 in the event of a “Triggering Event” a defined in the Certificate of Designation of the Series B Preferred Stock (the “Certificate of Designation”).

The Series B Preferred Stock (i) carries a quarterly dividend at the rate of 10% per annum, payable in cash or additional shares of Series B Preferred Stock, at the Company’s option, and (ii) may be redeemed by us, at its option, upon the payment of an amount equal to (a) $1,200 per share of Series B Preferred Stock, plus all accrued dividends thereon and any unpaid fees or liquidated damages then due with respect to the Series B Preferred Stock pursuant to the Certificate of Designation, multiplied by (b) a premium ranging from 5% if the redemption occurs within 90 days following the issuance of the Series B Preferred Stock, to 20% if the redemption occurs between 120 and 180 days following the issuance of the Series B Preferred Stock.

On March 11, 2020, following the approval of the Board of Directors of the Company filed a Certificate of Amendment to the Certificate of Designation of the Company’s Series A Preferred Stock with the Secretary of State of the State of Nevada (the “Certificate of Amendment”). The Certificate of Amendment increased the voting power of the Series A Preferred Stock to 10,00 votes per share from 30 votes per share. The Company has 3,000,000 shares of Series A Preferred Stock outstanding, all of which are held by Timothy Warbington.

From January 1, 2021 through March 17, 2021, we issued 623,404 shares of common stock for the conversion of $947,575 in convertible note principal, interest and fees.

During January and February, 2021 we issued 20,111 shares to a contractor upon the conversion of 23,167 cashless warrants. The warrants were issued to the contractor for services rendered.

In November, 2021, following the approval of the Company’s Board of Directors and holders of a majority the Company’s voting stock, the Company filed an amendment to its Articles of Incorporation increasing the Company’s authorized shares of Common Stock to 25 billion from 6 billion.  Thereafter, on November 10, 2021, following the approval of the Board of Directors of the Company, the Company effected a 1-for-500 reverse split of the both the Company’s authorized and outstanding shares of Common Stock, by filing a Certificate of Change with the Nevada Secretary of State under Section 78.209 of the Nevada Revised Statutes.  Following the stock split, the Company’s authorized common stock was reduced to 50,000,000 shares, and the Company had outstanding approximately 2,452,348 shares of Common Stock. No fractional shares will be issued, and no cash or other consideration will be paid, in connection with the reverse stock split. Instead, the Company will issue one whole share of the post-Reverse Stock Split Common Stock to any stockholder who otherwise would have received a fractional share as a result of the reverse stock split. All share references have been restated for this reverse split to the earliest period presented.